Shareholder Report, Holdings (Details) - REX AI Equity Premium Income ETF	May 31, 2026
CrowdStrike Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
Palantir Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.11%
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.92%
Astera Labs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Datadog, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Super Micro Computer, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%
IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.92%
Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Advanced Micro Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Applications Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
Computer Aided Design Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
Computer Data Security Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.93%
Computer Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Computer Software Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
Computers Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ecommerce/Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
Electronic Components - Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.59%
Electronic Forms Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Enterprise Software/Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.08%
Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.24%
Internet Content - Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%
Internet Security Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Networking Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Semicon Components - Integrated Circuitry Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Web Portals/ Internet Service Providers Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%